Note 11 - Other Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Accrued Liabilities [Table Text Block]
	December 31,
	2016	2015
Retirement indemnities	2,004	1,600
Provision for warranty costs	548	576
Accruals for payroll and associated taxes	1,311	973
Conditional government subsidies	267	357
Value added tax payable	182	169
Advances received from customers	115	771
Provision for Asset Retirement Obligation (Japan)	80	-
Others	307	297
Total	4,815	4,742
Less non-current portion	(2,499)	(1,973)
Current portion	2,316	2,768

Schedule of Product Warranty Liability [Table Text Block]
	December 31,
	2016	2015
Beginning of year	576	712
Amount used during the year	(347)	(490)
New warranty expenses	319	354
End of year	548	576
Less current portion	(346)	(434)
Long term portion	201	141